Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 2.9%
JP Morgan Mortgage Trust 2019-1 A15, 4.0000%, 5/25/49 (144A)‡	$818,869		$847,007
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	725,139		738,749
Mortgage Funding 2008-1 PLC,
ICE LIBOR GBP 3 Month + 1.1000%, 1.1596%, 3/13/46‡	748,200	GBP	965,194
RESIMAC Bastille Trust Series 2018-1NC,
ICE LIBOR USD 1 Month + 0.8500%, 1.0043%, 12/5/59 (144A)‡	428,603		428,328
RMAC Securities No 1 2006-NS3X PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.2096%, 6/12/44‡	718,071	GBP	877,673
RMAC Securities No 1 2006-NS4X PLC,
ICE LIBOR GBP 3 Month + 0.1700%, 0.2296%, 6/12/44‡	722,468	GBP	882,783
RMAC Securities No 1 PLC,
ICE LIBOR GBP 3 Month + 0.1500%, 0.2096%, 6/12/44‡	205,266	GBP	250,933
Stratton Mortgage Funding PLC,
ICE LIBOR GBP 3 Month + 0.8000%, 0.8596%, 3/12/44‡	1,317,777	GBP	1,693,485
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $6,920,350)			6,684,152
Corporate Bonds– 29.5%
Banking – 4.3%
Bank of America Corp,
Euro Interbank Offered Rate 3 Month + 3.6700%, 3.6480%, 3/31/29‡	414,000	EUR	591,317
Citigroup Inc, SOFR + 4.5480%, 5.3160%, 3/26/41‡	441,000		602,120
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	372,000		380,364
Credit Suisse Group AG, UK Gilts 1 Year + 2.2300%, 2.2500%, 6/9/28‡	400,000	GBP	529,532
DIB Sukuk Ltd, 2.9500%, 1/16/26	758,000		781,174
Goldman Sachs Group Inc, 3.5000%, 4/1/25	1,087,000		1,199,340
HSBC Holdings PLC, SOFR + 1.9290%, 2.0990%, 6/4/26‡	1,100,000		1,112,924
JPMorgan Chase & Co,
Euro Interbank Offered Rate 3 Month + 0.7600%, 1.0900%, 3/11/27‡	442,000	EUR	535,430
JPMorgan Chase & Co, SOFR + 3.7900%, 4.4930%, 3/24/31‡	896,000		1,091,809
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	222,000	GBP	298,998
Standard Chartered PLC, EUR SWAP ANNUAL 5 YR + 2.8000%, 2.5000%, 9/9/30‡	307,000	EUR	369,183
SVB Financial Group, 3.1250%, 6/5/30	254,000		283,417
Wells Fargo & Co, SOFR + 1.6000%, 1.6540%, 6/2/24‡	1,055,000		1,074,392
Wells Fargo & Co, SOFR + 2.1000%, 2.3930%, 6/2/28‡	1,100,000		1,147,168
			9,997,168
Basic Industry – 1.1%
Alrosa Finance SA, 3.1000%, 6/25/27	595,000		595,620
BASF SE, 0.2500%, 6/5/27	400,000	EUR	474,385
Ecolab Inc, 4.8000%, 3/24/30	101,000		128,368
Firmenich Productions SAS, 1.3750%, 10/30/26	482,000	EUR	593,745
Firmenich Productions SAS, 1.7500%, 4/30/30	194,000	EUR	244,574
Givaudan Finance Europe BV, 1.6250%, 4/22/32	186,000	EUR	241,231
Industrias Penoles SAB de CV, 4.7500%, 8/6/50 (144A)	220,000		227,336
			2,505,259
Capital Goods – 0.5%
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	200,000		223,800
Siemens Financieringsmaatschappij NV, 0.8750%, 6/5/23	300,000	GBP	391,171
Siemens Financieringsmaatschappij NV, 0.3750%, 6/5/26	400,000	EUR	478,563
			1,093,534
Communications – 2.2%
Activision Blizzard Inc, 1.3500%, 9/15/30	198,000		192,917
Activision Blizzard Inc, 2.5000%, 9/15/50	800,000		731,774
AT&T Inc, 2.7500%, 6/1/31	1,154,000		1,213,423
AT&T Inc, 3.8500%, 6/1/60	574,000		582,575
Comcast Corp, 2.8000%, 1/15/51	570,000		571,176
Pearson Funding PLC, 3.7500%, 6/4/30	175,000	GBP	241,818
Prosus NV, 4.0270%, 8/3/50 (144A)	200,000		203,769
SES SA, 2.0000%, 7/2/28	530,000	EUR	644,639
Verizon Communications Inc, 3.2500%, 2/17/26	382,000	EUR	520,802
Verizon Communications Inc, 3.0000%, 3/22/27	289,000		321,590
			5,224,483
Consumer Cyclical – 2.9%
Amazon.com Inc, 2.7000%, 6/3/60	606,000		623,111
Country Garden Holdings Co Ltd, 4.8000%, 8/6/30	1,132,000		1,177,846
Dollar General Corp, 3.5000%, 4/3/30	211,000		239,994
General Motors Co, 5.4000%, 10/2/23	628,000		692,250
Home Depot Inc, 2.7000%, 4/15/30	910,000		1,012,415
NIKE Inc, 2.7500%, 3/27/27	155,000		172,301

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	978,000	GBP	$1,337,670
Visa Inc, 1.9000%, 4/15/27	$216,000		229,171
Vivo Energy Investments BV, 5.1250%, 9/24/27 (144A)	725,000		731,635
Volkswagen Leasing GmbH, 1.6250%, 8/15/25	438,000	EUR	533,309
			6,749,702
Consumer Non-Cyclical – 5.4%
Agilent Technologies Inc, 2.1000%, 6/4/30	1,100,000		1,127,064
Altria Group Inc, 3.4000%, 5/6/30	666,000		724,817
Archer-Daniels-Midland Co, 2.7500%, 3/27/25	518,000		562,746
Baxter International Inc, 3.7500%, 10/1/25 (144A)	235,000		266,534
Biogen Inc, 2.2500%, 5/1/30	1,113,000		1,135,194
Clorox Co, 1.8000%, 5/15/30	244,000		251,019
Coca-Cola Co, 3.3750%, 3/25/27	929,000		1,065,056
Coca-Cola Co, 1.0000%, 3/15/28	1,200,000		1,196,131
Dentsply Sirona Inc, 3.2500%, 6/1/30	794,000		862,644
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	460,000		488,180
Grupo Bimbo SAB de CV, 4.0000%, 9/6/49	350,000		366,874
Hershey Co, 1.7000%, 6/1/30	640,000		657,810
Kimberly-Clark de Mexico SAB de CV, 2.4310%, 7/1/31 (144A)	200,000		203,554
Mars Inc, 4.1250%, 4/1/54 (144A)	553,000		697,986
McCormick & Co Inc/MD, 2.5000%, 4/15/30	194,000		207,172
Medtronic Global Holdings, 0.2500%, 7/2/25	260,000	EUR	307,075
Procter & Gamble Co, 3.0000%, 3/25/30	626,000		725,742
Sysco Corp, 5.9500%, 4/1/30	205,000		258,699
Takeda Pharmaceutical Co Ltd, 3.0000%, 11/21/30	467,000	EUR	656,068
Takeda Pharmaceutical Co Ltd, 2.0000%, 7/9/40	390,000	EUR	484,251
Upjohn Inc, 2.7000%, 6/22/30 (144A)	430,000		444,900
			12,689,516
Electric – 1.0%
AEP Transmission Co LLC, 3.6500%, 4/1/50	192,000		226,431
Ameren Corp, 3.5000%, 1/15/31	195,000		222,775
Berkshire Hathaway Energy, 3.7000%, 7/15/30 (144A)	171,000		200,784
Black Hills Corp, 2.5000%, 6/15/30	176,000		181,875
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	95,000		98,318
East Ohio Gas Co/The, 3.0000%, 6/15/50 (144A)	108,000		112,183
Elia Transmission Belgium SA, 0.8750%, 4/28/30	200,000	EUR	244,473
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	524,706
National Grid Electrcity Transmission PLC, 0.8230%, 7/7/32	474,000	EUR	566,308
			2,377,853
Electrical Equipment – 0.2%
Signify NV, 2.3750%, 5/11/27	467,000	EUR	589,074
Energy – 1.2%
LUKOIL Securities BV, 3.8750%, 5/6/30 (144A)	1,000,000		1,056,300
PTTEP Treasury Center Co Ltd, 2.5870%, 6/10/27 (144A)	275,000		283,888
Tengizchevroil Finance Company International Ltd, 2.6250%, 8/15/25 (144A)	720,000		722,880
Total Capital International SA, 3.1270%, 5/29/50	700,000		723,007
			2,786,075
Financial Institutions – 0.3%
Akelius Residential Property AB, 1.1250%, 3/14/24	540,000	EUR	644,268
Government Sponsored – 2.8%
CNPC Global Capital Ltd, 1.3500%, 6/23/25	600,000		600,690
Deutsche Bahn Finance GMBH, 0.3750%, 6/23/29	422,000	EUR	504,998
Empresa de Transporte de Pasajeros Metro SA, 4.7000%, 5/7/50 (144A)	200,000		245,850
Enexis Holding NV, 0.7500%, 7/2/31	456,000	EUR	559,794
Equinor ASA, 3.0000%, 4/6/27	1,192,000		1,312,661
Gazprom PJSC, 3.0000%, 6/29/27	1,195,000		1,193,757
MDC - GMTN BV, 2.5000%, 5/21/26	232,000		242,735
MDC - GMTN BV, 3.9500%, 5/21/50	207,000		242,190
SABIC Capital II BV, 4.5000%, 10/10/28	1,000,000		1,164,038
SingTel Group Treasury Pte Ltd, 1.8750%, 6/10/30	450,000		456,776
			6,523,489
Industrial – 0.3%
CPI Property Group SA, 1.4500%, 4/14/22	550,000	EUR	645,974
Insurance – 1.6%
Aia Group Ltd, 3.3750%, 4/7/30 (144A)	450,000		504,492
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	150,000	GBP	202,812
Credit Agricole Assurances SA, 2.0000%, 7/17/30	400,000	EUR	477,787
Direct Line Insurance Group PLC, 4.0000%, 6/5/32	200,000	GBP	284,346
Health Care Service Corp, 2.2000%, 6/1/30 (144A)	1,100,000		1,125,895
Massachusetts Mutual Life Insurance Co, 3.3750%, 4/15/50 (144A)	467,000		475,619
PacifiCorp, 3.3000%, 3/15/51	222,000		248,616

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Insurance– (continued)
Willis North America Inc, 2.9500%, 9/15/29	$371,000		$400,937
			3,720,504
Metals & Mining – 0.1%
AngloGold Ashanti Holdings PLC, 3.7500%, 10/1/30	205,000		209,072
Multi-Utilities – 0.1%
Veolia Environnement SA, 0.8000%, 1/15/32	300,000	EUR	354,634
Natural Gas – 0.2%
Engie SA, 1.7500%, 3/27/28	400,000	EUR	521,152
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.9000%, 10/1/30	176,000		181,616
Unibail-Rodamco-Westfield SE, 1.7500%, 7/1/49	500,000	EUR	541,711
			723,327
Technology – 4.1%
Alphabet Inc, 1.1000%, 8/15/30	596,000		590,101
Apple Inc, 2.6500%, 5/11/50	584,000		606,207
Applied Materials Inc, 1.7500%, 6/1/30	1,100,000		1,127,482
Baidu Inc, 3.0750%, 4/7/25	200,000		212,544
Baidu Inc, 3.4250%, 4/7/30	543,000		597,079
Equinix Inc, 2.1500%, 7/15/30	892,000		902,999
Fiserv Inc, 1.6250%, 7/1/30	446,000	EUR	557,523
Global Payments Inc, 2.9000%, 5/15/30	1,088,000		1,163,384
Infineon Technologies AG, 1.1250%, 6/24/26	400,000	EUR	482,873
Infor Inc, 1.4500%, 7/15/23 (144A)	157,000		159,147
PayPal Holdings Inc, 2.3000%, 6/1/30	301,000		317,583
Tencent Holdings Ltd, 3.2400%, 6/3/50 (144A)	200,000		200,890
Tencent Music Entertainment Group, 1.3750%, 9/3/25	258,000		256,635
Tencent Music Entertainment Group, 2.0000%, 9/3/30	370,000		361,962
TSMC Global Ltd, 0.7500%, 9/28/25 (144A)	1,200,000		1,189,048
VMware Inc, 4.6500%, 5/15/27	696,000		810,953
			9,536,410
Tobacco – 0.1%
BAT Capital Corp, 4.7000%, 4/2/27	319,000		365,781
Transportation – 0.6%
Abertis Infraestructuras SA, 2.3750%, 9/27/27	500,000	EUR	615,469
Abertis Infraestructuras SA, 2.2500%, 3/29/29	400,000	EUR	480,315
United Parcel Service Inc, 4.4500%, 4/1/30	282,000		353,226
			1,449,010
Water Utilities – 0.2%
Thames Water Utilities Finance PLC, 2.3750%, 4/22/40	434,000	GBP	577,125
Total Corporate Bonds (cost $65,412,540)			69,283,410
Foreign Government Bonds– 42.7%
Abu Dhabi Government International Bond, 2.7000%, 9/2/70 (144A)	460,000		444,475
Australia Government Bond, 1.7500%, 6/21/51	6,390,000	AUD	4,595,295
Canadian Government Bond, 2.2500%, 6/1/29	1,462,000	CAD	1,261,444
China Government Bond, 2.2000%, 2/13/22	12,240,000	CNY	1,784,610
China Government Bond, 3.2900%, 5/23/29	29,850,000	CNY	4,411,347
China Government Bond, 2.6800%, 5/21/30	20,970,000	CNY	2,959,651
China Government Bond, 3.8600%, 7/22/49	26,040,000	CNY	3,819,972
French Republic Government Bond OAT, 4.0000%, 4/25/60	279,777	EUR	743,497
Indonesia Treasury Bond, 8.3750%, 3/15/34	78,108,000,000	IDR	5,647,040
Italy Buoni Poliennali Del Tesoro, 0.9500%, 3/15/23	545,000	EUR	655,390
Italy Buoni Poliennali Del Tesoro, 1.8500%, 7/1/25 (144A)	2,888,000	EUR	3,638,862
Italy Buoni Poliennali Del Tesoro, 3.0000%, 8/1/29	8,385,000	EUR	11,748,347
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	636,000	EUR	1,031,369
Japan Government Forty Year Bond, 0.8000%, 3/20/58	41,950,000	JPY	421,676
Japan Government Ten Year Bond, 0.1000%, 12/20/29	1,186,350,000	JPY	11,360,947
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	84,850,000	JPY	799,006
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	247,700,000	JPY	2,436,222
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	899,504	EUR	1,768,255
Kingdom of Saudi Arabia, 3.7500%, 1/21/55	1,000,000		1,082,200
Mexican Bonos, 8.0000%, 12/7/23	186,938,000	MXN	9,277,255
Mexican Bonos, 8.0000%, 11/7/47	55,230,000	MXN	2,761,063
Province of British Columbia Canada, 2.8500%, 6/18/25	5,500,000	CAD	4,544,254
Province of Quebec Canada, 3.0000%, 9/1/23	5,500,000	CAD	4,439,905
Spain Government Bond, 0.6000%, 10/31/29 (144A)	2,485,000	EUR	3,033,505
Spain Government Bond, 1.2500%, 10/31/30 (144A)	4,424,000	EUR	5,700,613
State of Qatar, 4.4000%, 4/16/50 (144A)	835,000		1,074,394
United Kingdom Gilt, 1.6250%, 10/22/28	3,893,467	GBP	5,640,893
United Kingdom Gilt, 1.5000%, 7/22/47	1,683,427	GBP	2,556,688
United Mexican States, 3.9000%, 4/27/25	425,000		464,525
Total Foreign Government Bonds (cost $95,160,985)			100,102,700
Inflation-Indexed Bonds– 4.6%
Japanese Government CPI Linked Bond, 0.1000%, 3/10/29((cost $10,837,176)	1,129,855,200	JPY	10,698,534

Shares or Principal Amounts		Value
Mortgage-Backed Securities– 10.7%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	$495,954	$515,266
2.5000%, TBA, 30 Year Maturity	245,514	257,461
3.0000%, TBA, 30 Year Maturity	1,437,000	1,505,143
		2,277,870
Fannie Mae Pool:
2.5000%, 11/1/34	401,349	425,887
4.5000%, 11/1/42	26,955	30,269
3.0000%, 1/1/43	11,337	12,103
4.5000%, 10/1/44	58,590	67,316
4.5000%, 3/1/45	89,319	102,622
4.5000%, 6/1/45	52,615	58,719
4.5000%, 2/1/46	101,844	114,367
3.0000%, 3/1/46	2,854,791	3,007,767
3.0000%, 2/1/47	3,418,860	3,648,215
4.5000%, 5/1/47	17,172	19,148
4.5000%, 5/1/47	15,315	16,895
4.5000%, 5/1/47	15,281	16,922
4.5000%, 5/1/47	11,541	12,868
4.5000%, 5/1/47	11,411	12,588
4.5000%, 5/1/47	8,426	9,331
4.5000%, 5/1/47	5,895	6,528
4.5000%, 5/1/47	3,898	4,346
4.5000%, 5/1/47	3,525	3,930
4.5000%, 6/1/47	60,066	65,255
4.5000%, 6/1/47	4,782	5,332
4.5000%, 7/1/47	43,935	47,731
4.5000%, 7/1/47	27,959	30,374
4.5000%, 7/1/47	24,792	26,934
4.5000%, 8/1/47	42,462	46,130
4.5000%, 8/1/47	5,501	6,004
4.5000%, 9/1/47	40,937	44,473
4.5000%, 9/1/47	23,290	25,301
4.5000%, 9/1/47	22,995	24,982
4.5000%, 10/1/47	5,296	5,754
4.5000%, 10/1/47	3,400	3,694
4.5000%, 11/1/47	24,522	26,641
4.0000%, 12/1/47	1,766,618	1,894,130
4.5000%, 3/1/48	35,705	38,735
4.5000%, 4/1/48	40,103	43,507
4.5000%, 5/1/48	25,028	27,152
4.5000%, 5/1/48	22,244	24,132
4.5000%, 6/1/48	22,586	24,503
3.0000%, 9/1/49	3,644	3,868
2.5000%, 1/1/50	8,724	9,189
2.5000%, 3/1/50	699,079	741,075
3.0000%, 2/1/57	37,582	40,444
		10,775,161
Freddie Mac Pool:
3.0000%, 5/1/31	354,403	376,380
3.0000%, 9/1/32	1,944	2,074
3.0000%, 10/1/32	2,994	3,157
3.0000%, 12/1/32	513,598	545,188
2.5000%, 4/1/33	487,860	510,469
2.5000%, 11/1/34	327,141	347,206
3.0000%, 6/1/43	1,396	1,455
4.5000%, 5/1/44	49,652	55,415
4.5000%, 7/1/48	57,337	62,364
3.0000%, 10/1/49	852	892
3.0000%, 11/1/49	5,546,920	5,901,090
3.0000%, 11/1/49	189,693	198,471
3.0000%, 11/1/49	69,625	72,848
3.0000%, 12/1/49	95,261	99,669
3.0000%, 12/1/49	21,025	21,998
3.0000%, 12/1/49	11,795	12,341
2.5000%, 1/1/50	3,847	4,053
3.0000%, 3/1/50	4,560	4,801
		8,219,871
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	557,689	585,155
Ginnie Mae II Pool:
4.0000%, 5/20/48	918,848	983,744

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae II Pool– (continued)
4.0000%, 6/20/48	$2,128,111	$2,278,415
		3,262,159
Total Mortgage-Backed Securities (cost $25,068,680)		25,120,216
United States Treasury Notes/Bonds– 7.7%
1.7500%, 11/30/21	2,951,600	3,006,597
0.3750%, 3/31/22	8,246,000	8,273,701
2.5000%, 1/31/24	741,000	798,080
2.6250%, 12/31/25	2,108,400	2,362,561
5.0000%, 5/15/37	2,297,400	3,722,057
Total United States Treasury Notes/Bonds (cost $17,377,002)		18,162,996
Investment Companies– 2.3%
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $5,416,354)	5,415,927	5,416,469
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	221,046	221,046
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$55,262	55,262
Total Investments Purchased with Cash Collateral from Securities Lending (cost $276,308)		276,308
Total Investments (total cost $226,469,395) – 100.5%		235,744,785
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(1,213,657)
Net Assets – 100%		$234,531,128

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$84,872,848	36.0%
Japan	26,856,704	11.4
United Kingdom	18,448,414	7.8
Italy	17,073,968	7.2
China	16,586,995	7.0
Mexico	13,788,787	5.8
Spain	10,354,608	4.4
Canada	10,245,603	4.3
Indonesia	5,647,040	2.4
Australia	5,023,623	2.1
France	3,742,152	1.6
Germany	2,865,299	1.2
Russia	2,845,677	1.2
Saudi Arabia	2,246,238	1.0
Belgium	2,012,728	0.9
Netherlands	1,880,503	0.8
United Arab Emirates	1,710,574	0.7
Switzerland	1,609,082	0.7
Norway	1,312,661	0.6
Taiwan	1,189,048	0.5
Qatar	1,074,394	0.5
Kazakhstan	722,880	0.3
Czech Republic	645,974	0.3
Luxembourg	644,639	0.3
Sweden	644,268	0.3
Hong Kong	504,492	0.2
Singapore	456,776	0.2
Thailand	283,888	0.1
Chile	245,850	0.1
Tanzania	209,072	0.1

Total	$235,744,785	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$3,688	$(32)	$(61)	$5,416,469
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	61∆	-	-	221,046
Total Affiliated Investments - 2.4%	$3,749	$(32)	$(61)	$5,637,515

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	11,801,751	27,255,477	(33,640,666)	5,416,469
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	653,590	(432,544)	221,046

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	12/16/20	1,377,000	$(977,488)	$8,771
British Pound	12/16/20	(5,381,500)	6,871,610	(74,507)
Canadian Dollar	12/16/20	2,770,174	(2,074,935)	6,511
Danish Krone	12/16/20	(206,000)	32,378	(124)
Euro	12/16/20	7,417,200	(8,677,738)	32,830
Japanese Yen	12/16/20	(295,895,000)	2,811,330	2,140
Mexican Peso	12/16/20	(4,633,400)	207,585	(217)
New Zealand Dollar	12/16/20	7,806,000	(5,124,928)	36,653

				12,057
Barclays Capital, Inc.:
Australian Dollar	12/16/20	(2,101,000)	1,491,822	(12,994)
British Pound	12/16/20	(179,400)	229,127	(2,432)
Canadian Dollar	12/16/20	(10,711,000)	8,024,489	(23,517)
Euro	12/16/20	(392,000)	458,717	(1,638)
Japanese Yen	12/16/20	511,709,000	(4,862,104)	(4,004)
Norwegian Krone	12/16/20	(18,589,000)	1,973,199	(21,384)
Swedish Krona	12/16/20	11,752,000	(1,310,416)	3,740

				(62,229)
BNP Paribas:

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
British Pound	12/16/20	1,606,000	$(2,051,191)	21,737
Canadian Dollar	12/16/20	(7,205,000)	5,397,186	(16,490)
Euro	12/16/20	(1,240,000)	1,451,036	(5,189)
Japanese Yen	12/16/20	395,979,000	(3,762,879)	(3,504)
New Zealand Dollar	12/16/20	(379,000)	248,878	(1,729)
Norwegian Krone	12/16/20	23,970,000	(2,543,371)	28,589
Singapore Dollar	12/16/20	2,643,000	(1,929,359)	7,648
Swedish Krona	12/16/20	(5,258,000)	586,372	(1,598)

				29,464
Citibank, National Association:
Australian Dollar	12/16/20	(1,273,750)	904,296	(8,012)
British Pound	12/16/20	(7,774,000)	9,927,367	(106,846)
Canadian Dollar	12/16/20	9,366,500	(7,015,721)	22,057
Euro	12/16/20	(8,999,580)	10,528,683	(40,191)
Japanese Yen	12/16/20	109,222,474	(1,037,654)	(710)
Mexican Peso	12/16/20	(58,968,200)	2,640,928	(3,722)
New Zealand Dollar	12/16/20	(5,441,000)	3,572,419	(25,347)
Norwegian Krone	12/16/20	(26,240,000)	2,782,669	(32,860)
Swedish Krona	12/16/20	2,260,000	(251,953)	769

				(194,862)
Credit Suisse International:
Swiss Franc	12/16/20	1,067,000	(1,159,421)	2,200
HSBC Securities (USA), Inc.:
British Pound	12/16/20	(67,000)	85,563	(917)
Euro	12/16/20	1,087,000	(1,271,828)	4,717
Japanese Yen	12/16/20	251,202,000	(2,387,012)	(2,132)
Mexican Peso	12/16/20	(18,704,000)	838,068	(783)
New Zealand Dollar	12/16/20	(1,984,000)	1,302,686	(9,199)
Norwegian Krone	12/16/20	(3,147,000)	333,995	(3,675)

				(11,989)
JPMorgan Chase Bank, National Association:
Australian Dollar	12/16/20	147,000	(104,352)	935
British Pound	12/16/20	8,190,000	(10,458,425)	112,736
Canadian Dollar	12/16/20	467,000	(349,767)	1,127
Euro	12/16/20	13,277,312	(15,532,875)	59,658
Japanese Yen	12/16/20	(129,380,000)	1,229,246	929
Korean Won	12/16/20	3,232,375,000	(2,764,297)	2,816
Mexican Peso	12/16/20	(170,063,000)	7,617,911	(9,202)
Norwegian Krone	12/16/20	25,831,000	(2,740,210)	31,434

				200,433
Morgan Stanley & Co:
British Pound	12/16/20	(692,672)	884,501	(9,559)
Polish Zloty	12/16/20	3,745,000	(971,894)	(2,274)
Swiss Franc	12/16/20	161,000	(174,905)	373

				(11,460)
Total				$(36,386)

Schedule of Centrally Cleared Interest Rate Swaps

Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
AUD BBR 6M	0.7000% Fixed Rate	Quarterly	5/22/25	100,000,000	AUD	$750	$736,285	$(55,883)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 84,548,687
Forward foreign currency exchange contracts, sold	76,367,319
Interest rate swaps, receive fixed rate/pay floating rate	32,791
Purchased options contracts, put	2

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $28,460,729, which represents 12.1% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$6,684,152	$-
Corporate Bonds	-	69,283,410	-

Foreign Government Bonds	-	100,102,700	-
Inflation-Indexed Bonds	-	10,698,534	-
Mortgage-Backed Securities	-	25,120,216	-
United States Treasury Notes/Bonds	-	18,162,996	-
Investment Companies	-	5,416,469	-
Investments Purchased with Cash Collateral from Securities Lending	-	276,308	-
Total Investments in Securities	$-	$235,744,785	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	388,370	-
Total Assets	$-	$236,133,155	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$424,756	$-
Variation Margin Payable	-	55,883	-
Total Liabilities	$-	$480,639	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.